Debt - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 13, 2023	May 31, 2020	Jun. 30, 2018
Debt Instrument [Line Items]
Derivative, underlying investment, fair value	$ 5,059			$ 14,308
Gain on embedded derivative	9,249	$ 0
Revolver amendment fee and expense	77
Payment in Kind (PIK) Note
Debt Instrument [Line Items]
Long-term debt, excluding current maturities, gross	1,643
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 65,000
Debt instrument, cash interest rate	5.00%
Debt instrument, paid in kind interest rate	5.00%
Revolver | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 35,000
Revolver | Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, current maturities, gross	$ 21,288		$ 32,000
Debt instrument, unused borrowing capacity, amount	9,157		20,473
Revolver | Revolver | Revolving Credit Facility | 7.85% Annual Interest Rate
Debt Instrument [Line Items]
Interest costs incurred	$ 15,288		$ 10,000
Line of credit facility, interest rate during period	9.80%		8.06%
Revolver | Revolver | Revolving Credit Facility | 6.25% Annual Interest Rate
Debt Instrument [Line Items]
Interest costs incurred	$ 3,000		$ 14,000
Line of credit facility, interest rate during period	7.68%		8.09%
Revolver | Revolver | Revolving Credit Facility | 6.36% Annual Interest Rate
Debt Instrument [Line Items]
Interest costs incurred	$ 3,000		$ 8,000
Line of credit facility, interest rate during period	7.71%		8.08%
The Credit Facility Mature On March 2024 | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						74,000
The Credit Facility Mature On January 2028 | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 50,000
Paycheck Protection Program Loan | Loans Payable
Debt Instrument [Line Items]
Debt instrument, face amount					$ 5,396
Long-term debt, excluding current maturities, gross	$ 0		$ 82
Long-term debt, current maturities, gross	180		194
Debt instrument, interest rate, stated percentage					1.00%
Interest receivable	1		$ 2
Repayments of debt	$ 97	$ 96